REVENUE AND CONTRACT BALANCES, Revenues from Major Categories and Revenue Concentration (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue		$ 218,735	$ 166,403
Customer A [Member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Percentage of entity's revenue			22.18%
Customer A [Member] | Maximum [Member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Percentage of entity's revenue		10.00%
Customer B [Member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Percentage of entity's revenue		10.07%
Customer B [Member] | Maximum [Member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Percentage of entity's revenue		10.00%
Self-Mining [Member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue		$ 90,084	$ 34,713
Hash Rate Subscription [Member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue		18,400	21,877
Electricity Subscription [Member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue		11,713	13,994
Additional Consideration from Cloud Hash Rate Arrangements Under Acceleration Mode [Member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue		229	168
Sales of Mining Machines [Member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue		0	2
Cloud Hosting Arrangements [Member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue	[1]	1,001	1,805
General Hosting [Member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue		49,525	49,911
Membership Hosting [Member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue		41,669	40,435
Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue	[2]	$ 6,114	$ 3,498

[1]	The Group did not generate any revenue from the additional consideration from Cloud Hosting arrangements offered under accelerator mode for the periods ended June 30, 2024 and 2023.
[2]	Others include revenue generated primarily from providing technical and human resources service, repairment services of hosted mining machines, lease of investment properties, the sale of mining machine peripherals, the sale of containerized solution product and providing AI cloud services.